Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 20,854	$ 21,576	$ 20,636
Interest Expense, Related Party	5,524	5,106
Eric A Rauscher [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 475	475
Debt, Weighted Average Interest Rate	10.00%
Interest Expense, Related Party	$ 48	48
Wallach Educational Trust [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties		162
Debt, Weighted Average Interest Rate
Interest Expense, Related Party		11
David Wallach [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 377	366
Debt, Weighted Average Interest Rate	8.94%
Interest Expense, Related Party	$ 34	66
Gregory L Sheldon [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 828	598
Debt, Weighted Average Interest Rate	9.60%
Interest Expense, Related Party	$ 79	41
Joseph Rauscher [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 144	144
Debt, Weighted Average Interest Rate	7.00%
Interest Expense, Related Party	$ 10	7
Kenneth Summers [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	235	$ 208
Debt, Weighted Average Interest Rate		6.29%
Interest Expense, Related Party	15	$ 4
Schultz Family Revocable Living Trust [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 183	178
Debt, Weighted Average Interest Rate	8.56%
Interest Expense, Related Party	$ 16	13
Barbara Harshman [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 129
Debt, Weighted Average Interest Rate	8.87%
Interest Expense, Related Party	$ 11
Lamer Sheldon [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 274	253
Debt, Weighted Average Interest Rate	10.00%
Interest Expense, Related Party	$ 27	23
Daniel and Joyce Wallach [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 135
Debt, Weighted Average Interest Rate	10.00%
Interest Expense, Related Party	$ 14
Scott Summers [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	250	$ 500
Debt, Weighted Average Interest Rate		8.00%
Interest Expense, Related Party	20	$ 10
Madison Trust Company FBO Bruce Eppinger [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	1,825
Debt, Weighted Average Interest Rate		10.50%
Interest Expense, Related Party	192
Miguel Ascencio [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	400
Debt, Weighted Average Interest Rate		10.00%
Interest Expense, Related Party	40
Paula Eppinger [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	200
Debt, Weighted Average Interest Rate		10.00%
Interest Expense, Related Party	$ 20